Loans Receivable, Net - Schedule of Aging of Loans (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	¥ 420,484	¥ 85,637
Current	4,703,892	2,319,852
Total loans receivable	5,124,376	2,405,489
1-89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	283,354	59,685
90-119 days Past due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	51,775	11,173
120-149 days Past due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	45,321	7,739
150-179 days Past due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	¥ 40,034	¥ 7,040